Condensed Consolidated Statements of Operations and Comprehensive Income (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Revenue	$ 51,438	$ 79,950
Gains/(losses) from operations
Loss on digital assets and digital asset ETPs	(1,877,339)	(179,106)
Gain on certificate liabilities	1,754,778	86,169
Other operating gains	109,430	115,403
Operating (loss)/income	(13,131)	22,466
Operating expenses
Cost of revenue (excluding depreciation and amortization)	7,706	8,787
Salaries and employee benefits	9,615	7,457
Share-based compensation	6,089	(171)
Professional fees	7,868	2,691
Marketing expense	3,335	2,225
Technology expense	2,545	2,057
Depreciation and amortization	2,164	1,409
Allowance for credit losses	(231)	(270)
Other general and administrative expenses	4,328	2,323
Total operating expenses	43,419	26,508
Operating (loss)/income	(5,112)	75,908
Other income (expenses)
(Loss)/gain on treasury digital assets	(15,398)	5,538
Fair value gain/(loss) on investments	1,099	(689)
Interest income	878	476
Interest expense	(5,089)	(2,976)
(Loss)/income before income taxes	(23,622)	78,257
Income tax expense	(313)	(657)
Net (loss)/income	(23,935)	77,600
Other comprehensive (loss)/income
Foreign currency translation adjustment	(238)	1,501
Total comprehensive loss/income	$ (24,173)	$ 79,101
Net (loss)/income per share:
Net (loss)/income per share, basic (in Dollars per share)	$ (0.19)	$ 0.64
Net (loss)/income per share, diluted (in Dollars per share)	$ (0.19)	$ 0.62
Weighted average of ordinary shares used to compute net income per share:
Weighted average shares outstanding, basic (in Shares)	125,685,405	120,600,818
Weighted average shares outstanding, diluted (in Shares)	133,270,526	126,118,077